Share-based compensation (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Share-based Compensation, Non-vested Stock Options, Activity [Table Text Block]
		Weighted average grant
Incentive stock options granted to employees:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	10,375,000	0.022
Vested	(5,187,500)	0.022
Nonvested at January 31, 2012	5,187,500	$0.022
Granted	-	-
Cancelled	(62,500)
Vested	(2,562,500)	0.022

Non-vested at January 31, 2013	2,562,500	$0.022

Total fair value of options vested during the year ended January 31, 2013		$51,216

Non-qualified stock options to non-employee consultants and		Weighted average grant
vendors:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	125,000	0.022
Vested	(62,500)	0.022

Non-vested at January 31, 2012	62,500	$0.022
Granted	7,359,399	0.011
Vested	(7,390,649)	0.011

Non-vested at January 31, 2013	31,250	$0.022

Total fair value of options vested during the year ended January 31, 2013		$84,780

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%

Schedule of Share-based Compensation, Activity [Table Text Block]

	January 31, 2013	January 31, 2012
Geological and geophysical costs	$624	$1,237
Salaries and benefits	50,592	101,475
Investor relations	624	1,238
General and administrative	84,156	-

	$135,996	$103,950

Employee Stock Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				Weighted
				average
		Weighted average		remaining life	Aggregate
	Number of options	exercise price		(years)	intrinsic value
Outstanding, January 31, 2011	95,385,375	$0.048	$		-
Granted	10,375,000	0.027
Vested, Cancelled	(12,500,000)	0.038

Outstanding, January 31, 2012	93,260,375	$0.047			$-
Granted	-	-
Vested, Cancelled	(2,625,000)	0.037
Outstanding, January 31, 2013	90,635,375	$0.047		3.27	$-
Exercisable, January 31, 2013	88,072,875	$0.048		3.11	$-

Non-Employee Stock Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	average
		average exercise	remaining life	Aggregate
	Number of options	price	(years)	intrinsic value
Outstanding, January 31, 2011	778,500	$0.432		$-
Granted	125,000	0.027

Outstanding, January 31, 2012	903,500	$0.376		$-
Granted	7,359,399	0.017

Outstanding, January 31, 2013	8,262,899	$0.057	2.99	$-
Exercisable, January 31, 2013	8,231,649	$1.479	2.97	$-